Cash and Securities Segregated Under Federal Regulations and Other Requirements	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Cash and Securities Segregated Under Federal Regulations and Other Requirements [Abstract]
Cash and Securities Segregated Under Federal Regulations and Other Requirements
7.	Cash and Securities Segregated Under Federal Regulations and Other Requirements

As of September 30, 2013 and December 31, 2012, $0.8 billion and $1.5 billion, respectively, of United States Treasury Bills were segregated in a special reserve bank custody account for the exclusive benefit of brokerage customers of Sanford C. Bernstein & Co., LLC (a wholly-owned subsidiary of AllianceBernstein, “SCB LLC”) under Rule 15c3-3 of the Exchange Act.

AllianceBernstein Investments, Inc. (“AllianceBernstein Investments”), a wholly-owned subsidiary of AllianceBernstein and the distributor of company-sponsored mutual funds, maintains several special bank accounts for the exclusive benefit of customers. As of September 30, 2013 and December 31, 2012, $39.6 million and $42.2 million, respectively, of cash was segregated in these bank accounts.

5. Cash and Securities Segregated Under Federal Regulations and Other Requirements

As of December 31, 2012 and 2011, $1.5 billion and $1.2 billion, respectively, of United States Treasury Bills were segregated in a special reserve bank custody account for the exclusive benefit of brokerage customers of SCB LLC under Rule 15c3-3 of the Exchange Act.

AllianceBernstein Investments, Inc. ("AllianceBernstein Investments"), an indirect wholly-owned subsidiary of AllianceBernstein and the distributor of company-sponsored mutual funds, maintains several special bank accounts for the exclusive benefit of customers. As of December 31, 2012 and 2011, $42.2 million and $39.9 million, respectively, of cash were segregated in these bank accounts.